CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES:
Time charter revenues (Note 1)	$ 36,992	$ 70,746	$ 65,678
Prepaid charter revenue amortization (Note 6)	(3,798)	(8,566)	(11,610)
Time charter revenues, net	33,194	62,180	54,068
EXPENSES:
Voyage expenses	3,169	2,619	332
Vessel operating expenses	30,213	35,847	26,559
Depreciation and amortization of deferred charges (Note 5)	12,740	13,140	10,309
General and administrative expenses (Note 4)	7,241	6,194	6,306
Impairment losses (Note 5)	118,861	6,607	0
Loss on vessels' sale (Note 5)	2,899	8,300	695
Foreign currency losses / (gains)	111	(55)	17
Operating income / (loss)	(142,040)	(10,472)	9,850
OTHER INCOME/(EXPENSES)
Interest and finance costs (Notes 4, 7 and 10)	(7,094)	(7,166)	(6,746)
Interest income	120	107	134
Total other expenses, net	(6,974)	(7,059)	(6,612)
Net income / (loss)	$ (149,014)	$ (17,531)	$ 3,238
Earnings / (loss) per common share, basic and diluted (Note 11)	$ (16.28)	$ (1.92)	$ 0.49
Weighted average number of common shares, basic and diluted (Note 11)	9,150,574	9,109,555	6,455,634